Earnings Per Common Share	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings Per Common Share
16.	Earnings Per Common Share
Basic earnings per common share is computed by dividing net earnings allocated to common stock by the weighted-average number of common shares outstanding during the applicable period. Diluted earnings per common share is computed using the weighted-average number of shares determined for the basic earnings per common share computation plus the dilutive effect of stock compensation using the treasury stock method.
The following table presents a reconciliation of net income available to common shareholders and the number of shares used in the calculation of basic and diluted earnings per common share shown on the consolidated statements of income.

	For the Three Months Ended March 31,
(Dollars in thousands, except share and per share data)	2022	2021
Net income available to common shareholders	$2,087	$5,096

Weighted-average shares outstanding for basic earnings per common share	13,385,324	6,280,854
Dilutive effect of stock compensation	369,702	83,817

Weighted-average shares outstanding for diluted earnings per common share	13,755,026	6,364,671

16. Earnings Per Common Share
Basic earnings per common share is computed by dividing net earnings allocated to common stock by the weighted-average number of common shares outstanding during the applicable period. Diluted earnings per common share is computed using the weighted-average number of shares determined for the basic earnings per common share computation plus the dilutive effect of stock compensation using the treasury stock method.
The following table presents a reconciliation of net income available to common shareholders and the number of shares used in the calculation of basic and diluted earnings per common share shown on the consolidated statements of income.

	For the Years Ended December 31,
(Dollars in thousands, except share and per share data)	2021	2020	2019
Net income available to common shareholders	$11,424	$12,115	$2,381

Weighted-average shares outstanding for basic earnings per common share	7,874,110	6,232,115	3,846,727
Dilutive effect of stock compensation	264,714	97,645	92,561

Weighted-average shares outstanding for diluted earnings per common share	8,138,824	6,329,760	3,939,288